NET INCOME PER ORDINARY SHARE (Details) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Numerator:
Net income/(loss) attributable to Sogou Inc.	$ (108,221)	$ 89,105	$ 98,781
Numerator for net income/(loss) per ordinary share-basic and diluted	$ (108,221)	$ 89,105	$ 98,781
Denominator
Weighted average number of ordinary shares outstanding-basic	385,365	389,797	388,731
Incremental shares from treasury stock method	0	5,436	7,167
Weighted average number of ordinary shares outstanding-diluted	385,365	395,233	395,898
Net income/(loss) per ordinary share-basic (in dollars per share)	$ (0.28)	$ 0.23	$ 0.25
Net income/(loss) per ordinary share-diluted (in dollars per share)	$ (0.28)	$ 0.23	$ 0.25